Schedule of Investments (unaudited) April 30, 2020	iShares® U.S. Tech Breakthrough Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.0%
Moog Inc., Class A	176	$8,708

Biotechnology — 11.0%
Adverum Biotechnologies Inc.(a)	792	9,385
Allogene Therapeutics Inc.(a)	726	20,981
Bluebird Bio Inc.(a)	836	45,044
Bridgebio Pharma Inc.(a)	1,056	32,240
Constellation Pharmaceuticals Inc.(a)	220	7,916
Editas Medicine Inc.(a)	748	17,294
Exelixis Inc.(a)	4,485	110,757
Fate Therapeutics Inc.(a)	1,100	30,118
FibroGen Inc.(a)	1,178	43,456
Gilead Sciences Inc.	15,715	1,320,060
Intellia Therapeutics Inc.(a)(b)	572	7,705
Invitae Corp.(a)	1,430	23,667
Iovance Biotherapeutics Inc.(a)	1,760	56,584
Karyopharm Therapeutics Inc.(a)	836	18,434
Kura Oncology Inc.(a)	594	8,643
Ligand Pharmaceuticals Inc.(a)	264	26,022
Mirati Therapeutics Inc.(a)	585	49,748
Moderna Inc.(a)	2,970	136,590
Precision BioSciences Inc.(a)	484	3,330
Regeneron Pharmaceuticals Inc.(a)	1,251	657,876
Sangamo Therapeutics Inc.(a)	1,760	14,344
Sarepta Therapeutics Inc.(a)	1,078	127,075
Seattle Genetics Inc.(a)	2,588	355,151
ZIOPHARM Oncology Inc.(a)	2,684	7,515

		3,129,935

Capital Markets — 0.2%
Blucora Inc.(a)	132	1,857
MarketAxess Holdings Inc.	110	50,051
Tradeweb Markets Inc., Class A	198	10,328
Virtu Financial Inc., Class A	220	5,141

		67,377

Communications Equipment — 0.4%
Juniper Networks Inc.	4,906	105,970

Consumer Finance — 0.1%
Enova International Inc.(a)	110	1,764
Green Dot Corp., Class A(a)	132	4,026
LendingClub Corp.(a)	242	1,856
OneMain Holdings Inc.	264	6,392
World Acceptance Corp.(a)(b)	22	1,493

		15,531

Electrical Equipment — 0.4%
AMETEK Inc.	1,276	107,018
Regal Beloit Corp.	221	15,693

		122,711

Electronic Equipment, Instruments & Components — 0.2%
Cognex Corp.	924	51,042
FARO Technologies Inc.(a)	88	4,830
MTS Systems Corp.	110	2,340

		58,212

Entertainment — 3.6%
Netflix Inc.(a)	2,403	1,008,899

Equity Real Estate Investment Trusts (REITs) — 3.1%
CoreSite Realty Corp.	316	38,296

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CyrusOne Inc.	952	$66,783
Digital Realty Trust Inc.	1,772	264,896
Equinix Inc.	721	486,819
QTS Realty Trust Inc., Class A	484	30,265

		887,059

Health Care Equipment & Supplies — 1.2%
Intuitive Surgical Inc.(a)	644	329,007

Household Durables — 0.0%
iRobot Corp.(a)	154	9,388

Interactive Media & Services — 8.3%
Alphabet Inc., Class A(a)	787	1,059,853
Facebook Inc., Class A(a)	5,243	1,073,294
Pinterest Inc., Class A(a)	1,716	35,453
Snap Inc., Class A, NVS(a)	4,356	76,709
Twitter Inc.(a)	4,180	119,882

		2,365,191

Internet & Direct Marketing Retail — 6.4%
Amazon.com Inc.(a)	602	1,489,348
eBay Inc.	6,592	262,560
Etsy Inc.(a)	990	64,221
Groupon Inc.(a)	3,960	4,831

		1,820,960

IT Services — 17.5%
Akamai Technologies Inc.(a)	2,338	228,446
Alliance Data Systems Corp.	132	6,609
Black Knight Inc.(a)	427	30,133
Booz Allen Hamilton Holding Corp.	2,036	149,524
CACI International Inc., Class A(a)	367	91,801
Cass Information Systems Inc.	44	1,765
Euronet Worldwide Inc.(a)	154	14,131
Evo Payments Inc., Class A(a)	110	2,190
Fastly Inc., Class A(a)	286	6,192
Fidelity National Information Services Inc.	1,826	240,831
Fiserv Inc.(a)	1,690	174,171
FleetCor Technologies Inc.(a)	255	61,519
Global Payments Inc.	892	148,090
GoDaddy Inc., Class A(a)	1,485	103,104
International Business Machines Corp.	7,518	943,960
Jack Henry & Associates Inc.	228	37,289
ManTech International Corp./VA, Class A	396	29,526
Mastercard Inc., Class A	2,650	728,670
MongoDB Inc.(a)	390	63,231
NIC Inc.	946	22,922
Okta Inc.(a)	1,641	248,283
PayPal Holdings Inc.(a)	3,336	410,328
Perspecta Inc.	2,046	44,132
Science Applications International Corp.	770	62,878
Square Inc., Class A(a)	1,012	65,922
Switch Inc., Class A	528	9,066
Twilio Inc., Class A(a)(b)	1,012	113,648
Unisys Corp.(a)	96	1,209
Visa Inc., Class A	5,122	915,404
WEX Inc.(a)	132	17,466

		4,972,440

Life Sciences Tools & Services — 0.1%
NanoString Technologies Inc.(a)	550	17,468

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® U.S. Tech Breakthrough Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery — 0.1%
Altra Industrial Motion Corp.	352	$9,824
Proto Labs Inc.(a)	142	14,426

		24,250

Semiconductors & Semiconductor Equipment — 14.3%
Advanced Micro Devices Inc.(a)	5,897	308,944
Analog Devices Inc.	2,064	226,214
CEVA Inc.(a)	132	4,138
Intel Corp.	18,556	1,112,989
Lattice Semiconductor Corp.(a)	748	16,838
MaxLinear Inc.(a)	352	5,805
Microchip Technology Inc.	1,314	115,277
NVIDIA Corp.	3,292	962,186
QUALCOMM Inc.	6,823	536,765
Silicon Laboratories Inc.(a)(b)	242	23,527
Texas Instruments Inc.	5,245	608,787
Xilinx Inc.	1,408	123,059

		4,044,529

Software — 27.5%
ACI Worldwide Inc.(a)	330	9,042
Adobe Inc.(a)	2,714	959,779
Alarm.com Holdings Inc.(a)	528	23,618
Altair Engineering Inc., Class A(a)	220	7,258
Alteryx Inc., Class A(a)	440	49,799
ANSYS Inc.(a)	478	125,155
Appian Corp.(a)	286	13,062
Autodesk Inc.(a)	1,228	229,796
Avalara Inc.(a)	198	17,695
Blackline Inc.(a)(b)	141	8,564
Bottomline Technologies DE Inc.(a)	132	5,495
Citrix Systems Inc.	1,918	278,129
Cloudera Inc.(a)	2,222	18,398
CommVault Systems Inc.(a)	352	15,027
Crowdstrike Holdings Inc., Class A(a)	277	18,742
DocuSign Inc.(a)	1,604	168,019
Dropbox Inc., Class A(a)	1,892	39,770
Ebix Inc.	66	1,381
Everbridge Inc.(a)	498	55,467
Fair Isaac Corp.(a)	84	29,647
FireEye Inc.(a)	3,102	35,704
ForeScout Technologies Inc.(a)	528	16,769
Fortinet Inc.(a)	2,139	230,456
Guidewire Software Inc.(a)(b)	242	21,983
HubSpot Inc.(a)	341	57,503
Intuit Inc.	751	202,627
Microsoft Corp.	6,947	1,244,972
MicroStrategy Inc., Class A(a)	70	8,843
NortonLifeLock Inc.	9,158	194,791
Nutanix Inc., Class A(a)	1,430	29,301
Oracle Corp.	18,172	962,571
Palo Alto Networks Inc.(a)	1,408	276,686
Pegasystems Inc.	308	25,755
Progress Software Corp.	374	15,300
Proofpoint Inc.(a)	822	100,062

Security	Shares	Value

Software (continued)
PTC Inc.(a)	584	$40,442
Q2 Holdings Inc.(a)	132	10,523
Qualys Inc.(a)	484	51,033
Rapid7 Inc.(a)	638	29,061
SailPoint Technologies Holding Inc.(a)	1,232	22,903
salesforce.com Inc.(a)	6,672	1,080,530
ServiceNow Inc.(a)	1,584	556,839
Splunk Inc.(a)	1,313	184,293
SS&C Technologies Holdings Inc.	660	36,406
Tenable Holdings Inc.(a)	572	14,906
Teradata Corp.(a)	946	23,262
Varonis Systems Inc.(a)	440	29,502
VMware Inc., Class A(a)	1,135	149,275
Workiva Inc.(a)	110	4,219
Zscaler Inc.(a)	980	65,738
Zuora Inc., Class A(a)	638	6,744

		7,802,842

Technology Hardware, Storage & Peripherals — 5.5%
3D Systems Corp.(a)	638	5,417
Apple Inc.	3,894	1,144,057
HP Inc.	12,573	195,007
NetApp Inc.	1,937	84,782
Pure Storage Inc., Class A(a)	1,892	27,245
Western Digital Corp.	2,461	113,403

		1,569,911

Thrifts & Mortgage Finance — 0.0%
Meta Financial Group Inc.	110	2,026

Total Common Stocks — 99.9% (Cost: $26,681,325)		28,362,414

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(c)(d)(e)	56,769	56,821
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(c)(d)	30,000	30,000

		86,821

Total Short-Term Investments — 0.3% (Cost: $86,832)		86,821

Total Investments in Securities — 100.2% (Cost: $26,768,157)		28,449,235

Other Assets, Less Liabilities — (0.2)%		(58,300)

Net Assets — 100.0%		$28,390,935

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® U.S. Tech Breakthrough Multisector ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

										Change in
	Shares			Shares						Unrealized
	Held at			Held at	Value at			Net Realized		Appreciation
Affiliated Issuer	01/08/20	(a)	Net Activity	04/30/20	04/30/20	Income		Gain (Loss)	(b)	(Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—		56,769	56,769	$56,821	$3	(c)	$6		$(11)
BlackRock Cash Funds: Treasury, SL Agency Shares	—		30,000	30,000	30,000	29		—		—

					$86,821	$32		$6		$(11)

(a)	The Fund commenced operations on January 08, 2020.
(b)	Includes realized capital gain distributions from an affiliated fund, if any.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$28,362,414	$—	$—	$28,362,414
Money Market Funds	86,821	—	—	86,821

	$28,449,235	$—	$—	$28,449,235

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

3